Debt and Credit Facilities - Debt Transactions (Details) $ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Debt and Credit Facilities
Credit facilities available	$ 6,595
Unsecured long-term debt
Debt and Credit Facilities
Issuance of notes			$ 1,500
Debt issuance costs			8
Principal amount of debt instruments in partial repayment transaction	1,100
Accrued interest included in repayment of notes	24
Accelerated amortization of debt issuance fees	168
Loss on extinguishment of long-term debt	144	$ 26
Loss on debt extinguishment, net of tax	$ 111	$ 23
3.00% Series 5 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate	3.00%			3.00%
Principal amount of debt instruments in partial repayment transaction	$ 115
Payments for the repurchase of debt	$ 20
3.10% Series 6 Medium Term Notes, due 2029
Debt and Credit Facilities
Interest rate	3.10%			3.10%
Principal amount of debt instruments in partial repayment transaction	$ 79
Payments for the repurchase of debt	$ 13
5.35% Notes, due 2033
Debt and Credit Facilities
Interest rate	5.35%			5.35%
Principal amount of debt instruments in partial repayment transaction				$ 118.0
Payments for the repurchase of debt				$ 28.0
5.95% Notes, due 2035
Debt and Credit Facilities
Interest rate	5.95%			5.95%
Principal amount of debt instruments in partial repayment transaction				$ 199.0
Payments for the repurchase of debt				$ 22.0
6.50% Notes, due 2038
Debt and Credit Facilities
Interest rate	6.50%			6.50%
Principal amount of debt instruments in partial repayment transaction				$ 954.0	$ 1,150.0
Payments for the repurchase of debt				$ 479.0	196.0
6.80% Notes, due 2038
Debt and Credit Facilities
Interest rate	6.80%			6.80%
Principal amount of debt instruments in partial repayment transaction				$ 881.0	900.0
Payments for the repurchase of debt				$ 260.0	$ 19.0
5.60% Series 9 Medium Term Notes, due 2025
Debt and Credit Facilities
Issuance of notes			$ 1,000
Interest rate	5.60%		5.60%	5.60%
5.40% Series 10 Medium Term Notes, due 2026
Debt and Credit Facilities
Issuance of notes			$ 500
Interest rate	5.40%		5.40%	5.40%
Syndicated Credit Facilities
Debt and Credit Facilities
Credit facilities available						$ 2,800	$ 3,000
Reduction in maximum borrowing capacity						$ 200